SCHEDULE OF INTANGIBLE ASSET, NET (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Intangible Asset, Goodwill and Other [Abstract]
ESG data management platform	$ 1,053,000	$ 135,000
Less: Accumulated amortization	(70,200)	(9,000)
Intangible asset, net	$ 982,800	$ 126,000